Cover	Mar. 13, 2024
Document Information [Line Items]
Document Period End Date	Mar. 13, 2024
Entity Registrant Name	INVACARE HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15103
Entity Central Index Key	0000742112
Entity Tax Identification Number	38-4264819
Amendment Flag	false
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Information [Line Items]
Entity Registrant Name	INVACARE HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15103
Entity Tax Identification Number	38-4264819
City Area Code	(440)
Local Phone Number	329-6000
Entity Addresses [Line Items]
Entity Address, Address Line One	One Invacare Way
Entity Address, City or Town	Elyria
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44035